CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (981,724)	$ (29,707,230)	$ (30,883,096)	$ (5,532,552)
Adjustments to reconcile net loss to net cash from operating activities:
Changes in fair value of derivative liabilities	$ (46,440)	338,297	(581)	(1,546,257)
Loss on extinguishment of debt		27,663,430	26,884,231	2,560,045
Accretion of discount on convertible notes			492,296	1,110,831
Non-cash interest and finance charges		483,636	83,247	645,562
Stock based compensation	$ 3,750	690,000	1,391,123	$ 132,093
Foreign exchange loss			58,334
Changes in operating assets and liabilities:
Prepaid expenses and deposits			$ (67,500)
Deferred financing costs				$ 24,013
Accounts payable and accrued liabilities	9,961	158,913	$ (145,199)	1,835,315
Research agreement obligations				76,367
NET CASH USED IN OPERATING ACTIVITIES	(1,014,453)	$ (372,954)	$ (2,187,145)	$ (694,583)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of shares, net of issuance costs of $387,500	$ 2,326,014		1,877,500
Convertible notes issuance		$ 418,000	$ 418,000	$ 728,000
Proceeds from loans payable				32,200
Repayment to related parties				(30,867)
Repayment of convertible notes				$ (20,000)
Repayment of promissory notes			$ (15,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	$ 2,326,014	418,000	2,280,500	$ 709,333
INCREASE IN CASH	1,311,561	45,046	93,355	14,750
CASH, BEGINNING OF YEAR	141,944	48,589	48,589
CASH, END OF YEAR	$ 1,453,505		141,944	48,589
SUPPLEMENTAL SCHEDULE OF NON-CASH ACTIVITIES
Accounts payable settled in common stock		513,000	2,415,000	$ 558,000
Conversion of debt obligations into common stock:
Accrued interest		476,000	525,000
Convertible notes payable		3,293,000	4,116,000	$ 738,000
Loans payable, related party		42,000	42,000
Promissory notes, related party		210,000	210,000
Due to related parties		369,000	369,000
Fair value derivative liability - conversion option at conversion		$ 708,000	$ 708,000